[LOGO]  LIBERTY FUNDS GROUP


May 7, 2001


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Liberty Variable Investment Trust (Trust)
        File Nos.  33-59216 and 811-7556


Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated May 1, 2001, for the Funds does not differ from that contained in Post-Effective Amendment No. 25
(the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 20, 2001.

Very truly yours,

LIBERTY VARIABLE INVESTMENT TRUST




Ellen Harrington
Assistant Secretary



cc:      G. Machemer (Ropes & Gray)
         J. DiMaria (PWC)
         Bluesky



One Financial Center, Boston, MA 02111-2621